Risk-Free Rate for Periods Within Contractual Term of Share Option Based on Japanese Government Bond Yield Curve in Effect at Time of Grant (Parenthetical) (Detail)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
1 year
Stockholders Equity Note [Line Items]
Risk-free rate	0.10%	0.12%	0.13%
2 years
Stockholders Equity Note [Line Items]
Risk-free rate	0.10%	0.16%	0.14%
3 years
Stockholders Equity Note [Line Items]
Risk-free rate	0.10%	0.21%	0.18%
4 years
Stockholders Equity Note [Line Items]
Risk-free rate	0.13%	0.29%	0.25%
5 years
Stockholders Equity Note [Line Items]
Risk-free rate	0.20%	0.38%	0.36%
6 years
Stockholders Equity Note [Line Items]
Risk-free rate	0.30%	0.49%	0.47%
7 years
Stockholders Equity Note [Line Items]
Risk-free rate	0.41%	0.63%	0.59%
8 years
Stockholders Equity Note [Line Items]
Risk-free rate	0.55%	0.78%	0.76%
9 years
Stockholders Equity Note [Line Items]
Risk-free rate	0.68%	0.96%	0.94%
10 years
Stockholders Equity Note [Line Items]
Risk-free rate	0.81%	1.12%	1.11%